Loan and Security Agreement and Convertible Notes - 2018 Purchase Agreement and Indenture for Scilex (Details) - USD ($)		12 Months Ended
	Sep. 07, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Face value of loan			$ 50,000,000
Proceeds from issuance of senior long-term debt		$ 140,000,000	0	$ 0
Amortization of debt issuance costs		550,000	$ 477,000	$ 0
Standby Letters of Credit
Debt Instrument [Line Items]
Maximum exposure under guarantor obligations	$ 35,000,000
Senior Notes
Debt Instrument [Line Items]
Face value of loan	224,000,000
Scilex Pharmaceuticals, Inc | Senior Notes | Senior Secured Notes, Due 2026
Debt Instrument [Line Items]
Face value of loan		224,000,000
Proceeds from issuance of senior long-term debt	140,000,000
Senior Notes	$ 89,300,000
Amortization of debt issuance costs		6,800,000
ZTlido | Scilex Pharmaceuticals, Inc | Senior Notes | Senior Secured Notes, Due 2026
Debt Instrument [Line Items]
Percentage of outstanding principal holders can declare debt payable upon default	25.00%
Percentage of outstanding payable due upon default	100.00%
Compensating balance	$ 35,000,000
Percentage of principal amount outstanding holders need as an acceptance to replace letter of credit	80.00%
ZTlido | Scilex Pharmaceuticals, Inc | Senior Notes | Senior Secured Notes, Due 2026 | Prior to August 15, 2026
Debt Instrument [Line Items]
Period of notice for debt redemption	30 days
Redemption price as a percentage of outstanding principal	100.00%
ZTlido | Scilex Pharmaceuticals, Inc | Senior Notes | Senior Secured Notes, Due 2026 | Change of control
Debt Instrument [Line Items]
Redemption price as a percentage of outstanding principal	101.00%
Fair Value | Scilex Pharmaceuticals, Inc | Senior Notes | Senior Secured Notes, Due 2026
Debt Instrument [Line Items]
Debt instrument, fair value disclosure		122,800,000
Carrying value | Scilex Pharmaceuticals, Inc | Senior Notes | Senior Secured Notes, Due 2026
Debt Instrument [Line Items]
Debt instrument, fair value disclosure		$ 141,100,000
February 15, 2019 - March 31, 2021 | ZTlido | Scilex Pharmaceuticals, Inc | Senior Notes | Senior Secured Notes, Due 2026 | Minimum
Debt Instrument [Line Items]
Quarterly principal payment as a percentage of net sales	10.00%
February 15, 2019 - March 31, 2021 | ZTlido | Scilex Pharmaceuticals, Inc | Senior Notes | Senior Secured Notes, Due 2026 | Maximum
Debt Instrument [Line Items]
Quarterly principal payment as a percentage of net sales	20.00%
Market approval by March 31, 2021 | ZTlido | Scilex Pharmaceuticals, Inc | Senior Notes | Senior Secured Notes, Due 2026 | Minimum
Debt Instrument [Line Items]
Quarterly principal payment as a percentage of net sales	15.00%
Market approval by March 31, 2021 | ZTlido | Scilex Pharmaceuticals, Inc | Senior Notes | Senior Secured Notes, Due 2026 | Maximum
Debt Instrument [Line Items]
Quarterly principal payment as a percentage of net sales	25.00%
October 1, 2022 - September 30, 2023 | ZTlido | Scilex Pharmaceuticals, Inc | Senior Notes | Senior Secured Notes, Due 2026 | Minimum
Debt Instrument [Line Items]
Additional principal payments, sales threshold	60.00%
February 15, 2022 | ZTlido | Scilex Pharmaceuticals, Inc | Senior Notes | Senior Secured Notes, Due 2026
Debt Instrument [Line Items]
Aggregate principal payment increase amount if cumulative net sales are not met	$ 28,000,000
February 15, 2022 | ZTlido | Scilex Pharmaceuticals, Inc | Senior Notes | Senior Secured Notes, Due 2026 | Minimum
Debt Instrument [Line Items]
Additional principal payments, sales threshold	95.00%
October 1, 2022 - September 30, 2023 | ZTlido | Scilex Pharmaceuticals, Inc | Senior Notes | Senior Secured Notes, Due 2026 | Minimum
Debt Instrument [Line Items]
Additional principal payments, sales threshold	80.00%